Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Index 500 Portfolio

September 30, 2020

VIPIDX-QTLY-1120
1.808790.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	2,290,832	$65,311,620
CenturyLink, Inc.	319,609	3,224,855
Verizon Communications, Inc.	1,331,539	79,213,255
		147,749,730
Entertainment - 2.1%
Activision Blizzard, Inc.	248,056	20,080,133
Electronic Arts, Inc. (a)	92,795	12,101,396
Live Nation Entertainment, Inc. (a)	45,733	2,464,094
Netflix, Inc. (a)	141,790	70,899,254
Take-Two Interactive Software, Inc. (a)	36,857	6,089,514
The Walt Disney Co.	581,094	72,102,144
		183,736,535
Interactive Media & Services - 5.5%
Alphabet, Inc.:
Class A (a)	96,571	141,534,458
Class C (a)	94,512	138,894,835
Facebook, Inc. Class A (a)	773,316	202,531,460
Twitter, Inc.(a)	255,235	11,357,958
		494,318,711
Media - 1.3%
Charter Communications, Inc. Class A (a)	48,093	30,026,384
Comcast Corp. Class A	1,465,935	67,814,153
Discovery Communications, Inc.:
Class A (a)(b)	52,294	1,138,440
Class C (non-vtg.) (a)	99,014	1,940,674
DISH Network Corp. Class A (a)	79,485	2,307,450
Fox Corp.:
Class A	110,318	3,070,150
Class B	50,956	1,425,239
Interpublic Group of Companies, Inc.	126,196	2,103,687
News Corp.:
Class A	125,116	1,754,126
Class B	41,101	574,592
Omnicom Group, Inc.	69,365	3,433,568
ViacomCBS, Inc. Class B	181,813	5,092,582
		120,681,045
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	187,029	21,388,636

TOTAL COMMUNICATION SERVICES		967,874,657

CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.1%
Aptiv PLC	87,042	7,980,011
BorgWarner, Inc.	66,939	2,593,217
		10,573,228
Automobiles - 0.2%
Ford Motor Co.	1,250,319	8,327,125
General Motors Co.	406,222	12,020,109
		20,347,234
Distributors - 0.1%
Genuine Parts Co.	46,019	4,379,628
LKQ Corp. (a)	90,132	2,499,360
		6,878,988
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	166,992	2,534,939
Chipotle Mexican Grill, Inc. (a)	8,977	11,164,785
Darden Restaurants, Inc.	42,030	4,234,102
Domino's Pizza, Inc.	12,630	5,371,286
Hilton Worldwide Holdings, Inc.	88,850	7,580,682
Las Vegas Sands Corp.	105,983	4,945,167
Marriott International, Inc. Class A	85,811	7,944,382
McDonald's Corp.	239,323	52,529,005
MGM Mirage, Inc.	132,015	2,871,326
Norwegian Cruise Line Holdings Ltd. (a)(b)	88,289	1,510,625
Royal Caribbean Cruises Ltd.	57,471	3,720,098
Starbucks Corp.	375,813	32,289,853
Wynn Resorts Ltd.	31,331	2,249,879
Yum! Brands, Inc.	96,759	8,834,097
		147,780,226
Household Durables - 0.4%
D.R. Horton, Inc.	105,834	8,004,225
Garmin Ltd.	48,123	4,564,948
Leggett & Platt, Inc.	42,826	1,763,146
Lennar Corp. Class A	87,697	7,163,091
Mohawk Industries, Inc. (a)	19,252	1,878,803
Newell Brands, Inc.	121,723	2,088,767
NVR, Inc. (a)	1,120	4,573,094
PulteGroup, Inc.	86,357	3,997,466
Whirlpool Corp.	20,113	3,698,580
		37,732,120
Internet & Direct Marketing Retail - 5.3%
Amazon.com, Inc. (a)	136,941	431,190,235
eBay, Inc.	214,537	11,177,378
Etsy, Inc. (a)	38,502	4,682,998
Expedia, Inc.	43,825	4,018,314
The Booking Holdings, Inc. (a)	13,215	22,606,636
		473,675,561
Leisure Products - 0.0%
Hasbro, Inc.	41,224	3,410,049
Multiline Retail - 0.6%
Dollar General Corp.	80,361	16,845,273
Dollar Tree, Inc. (a)	76,033	6,944,854
Target Corp.	160,882	25,326,044
		49,116,171
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	22,359	3,432,107
AutoZone, Inc. (a)	7,489	8,819,346
Best Buy Co., Inc.	74,318	8,270,850
CarMax, Inc. (a)	52,584	4,832,995
Gap, Inc.	66,097	1,125,632
L Brands, Inc.	75,503	2,401,750
Lowe's Companies, Inc.	242,931	40,292,536
O'Reilly Automotive, Inc. (a)	23,897	11,018,429
Ross Stores, Inc.	114,210	10,658,077
The Home Depot, Inc.	346,240	96,154,310
Tiffany & Co., Inc.	34,858	4,038,299
TJX Companies, Inc.	385,145	21,433,319
Tractor Supply Co.	37,402	5,361,203
Ulta Beauty, Inc. (a)	17,993	4,030,072
		221,868,925
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	112,546	1,772,600
NIKE, Inc. Class B	400,332	50,257,679
PVH Corp.	22,969	1,369,871
Ralph Lauren Corp.	15,394	1,046,330
Tapestry, Inc.	89,396	1,397,259
Under Armour, Inc.:
Class A (sub. vtg.) (a)	59,654	669,914
Class C (non-vtg.) (a)	62,831	618,257
VF Corp.	103,145	7,245,936
		64,377,846

TOTAL CONSUMER DISCRETIONARY		1,035,760,348

CONSUMER STAPLES - 7.0%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.)	58,703	4,421,510
Constellation Brands, Inc. Class A (sub. vtg.)	53,891	10,212,883
Molson Coors Beverage Co. Class B	60,874	2,042,931
Monster Beverage Corp. (a)	119,074	9,549,735
PepsiCo, Inc.	445,494	61,745,468
The Coca-Cola Co.	1,243,356	61,384,486
		149,357,013
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	142,007	50,412,485
Kroger Co.	250,996	8,511,274
Sysco Corp.	163,238	10,156,668
Walgreens Boots Alliance, Inc.	231,984	8,332,865
Walmart, Inc.	446,641	62,489,542
		139,902,834
Food Products - 1.1%
Archer Daniels Midland Co.	178,200	8,284,518
Campbell Soup Co.	65,203	3,153,869
Conagra Brands, Inc.	157,555	5,626,289
General Mills, Inc.	197,057	12,154,476
Hormel Foods Corp.	90,637	4,431,243
Kellogg Co.	81,756	5,280,620
Lamb Weston Holdings, Inc.	46,489	3,080,826
McCormick & Co., Inc. (non-vtg.)	39,872	7,739,155
Mondelez International, Inc.	459,770	26,413,787
The Hershey Co.	47,338	6,785,429
The J.M. Smucker Co.	36,484	4,214,632
The Kraft Heinz Co.	208,889	6,256,226
Tyson Foods, Inc. Class A	94,390	5,614,317
		99,035,387
Household Products - 1.8%
Church & Dwight Co., Inc.	79,288	7,430,078
Clorox Co.	40,719	8,557,912
Colgate-Palmolive Co.	275,768	21,275,501
Kimberly-Clark Corp.	109,624	16,187,080
Procter & Gamble Co.	801,286	111,370,741
		164,821,312
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	72,521	15,827,708
Tobacco - 0.7%
Altria Group, Inc.	597,505	23,087,593
Philip Morris International, Inc.	501,069	37,575,164
		60,662,757

TOTAL CONSUMER STAPLES		629,607,011

ENERGY - 2.0%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	211,937	2,816,643
Halliburton Co.	283,821	3,420,043
National Oilwell Varco, Inc.	125,346	1,135,635
Schlumberger Ltd.	444,260	6,912,686
TechnipFMC PLC	136,194	859,384
		15,144,391
Oil, Gas & Consumable Fuels - 1.9%
Apache Corp.	122,014	1,155,473
Cabot Oil & Gas Corp.	128,433	2,229,597
Chevron Corp.	600,501	43,236,072
Concho Resources, Inc.	63,666	2,808,944
ConocoPhillips Co.	345,670	11,351,803
Devon Energy Corp.	123,663	1,169,852
Diamondback Energy, Inc.	50,839	1,531,271
EOG Resources, Inc.	186,664	6,708,704
Exxon Mobil Corp.	1,359,424	46,669,026
Hess Corp.	88,005	3,602,045
HollyFrontier Corp.	48,217	950,357
Kinder Morgan, Inc.	624,581	7,701,084
Marathon Oil Corp.	255,631	1,045,531
Marathon Petroleum Corp.	208,844	6,127,483
Noble Energy, Inc.	155,250	1,327,388
Occidental Petroleum Corp.	269,531	2,698,005
ONEOK, Inc.	143,214	3,720,700
Phillips 66 Co.	140,105	7,263,043
Pioneer Natural Resources Co.	52,900	4,548,871
The Williams Companies, Inc.	389,910	7,661,732
Valero Energy Corp.	130,858	5,668,769
		169,175,750

TOTAL ENERGY		184,320,141

FINANCIALS - 9.6%
Banks - 3.3%
Bank of America Corp.	2,449,540	59,009,419
Citigroup, Inc.	671,866	28,964,143
Citizens Financial Group, Inc.	138,053	3,489,980
Comerica, Inc.	45,010	1,721,633
Fifth Third Bancorp	227,075	4,841,239
First Republic Bank	55,453	6,047,704
Huntington Bancshares, Inc.	328,221	3,009,787
JPMorgan Chase & Co.	979,983	94,342,963
KeyCorp	315,631	3,765,478
M&T Bank Corp.	40,583	3,737,288
Peoples United Financial, Inc.	137,423	1,416,831
PNC Financial Services Group, Inc.	136,120	14,960,949
Regions Financial Corp.	309,726	3,571,141
SVB Financial Group (a)	16,664	4,009,692
Truist Financial Corp.	432,471	16,455,522
U.S. Bancorp	439,560	15,758,226
Wells Fargo & Co.	1,329,589	31,258,637
Zions Bancorp NA	53,066	1,550,589
		297,911,221
Capital Markets - 2.5%
Ameriprise Financial, Inc.	38,791	5,978,081
Bank of New York Mellon Corp.	261,002	8,962,809
BlackRock, Inc. Class A	45,598	25,696,753
Cboe Global Markets, Inc.	35,066	3,076,691
Charles Schwab Corp.	374,295	13,560,708
CME Group, Inc.	115,301	19,291,010
E*TRADE Financial Corp.	71,523	3,579,726
Franklin Resources, Inc. (b)	86,128	1,752,705
Goldman Sachs Group, Inc.	111,039	22,315,508
Intercontinental Exchange, Inc.	180,432	18,052,222
Invesco Ltd.	121,501	1,386,326
MarketAxess Holdings, Inc.	12,192	5,871,545
Moody's Corp.	51,878	15,036,838
Morgan Stanley	386,747	18,699,217
MSCI, Inc.	26,841	9,576,332
Northern Trust Corp.	66,543	5,188,358
Raymond James Financial, Inc.	39,460	2,871,110
S&P Global, Inc.	77,508	27,949,385
State Street Corp.	112,870	6,696,577
T. Rowe Price Group, Inc.	72,917	9,349,418
The NASDAQ OMX Group, Inc.	37,148	4,558,431
		229,449,750
Consumer Finance - 0.5%
American Express Co.	209,320	20,984,330
Capital One Financial Corp.	147,239	10,580,595
Discover Financial Services	98,915	5,715,309
Synchrony Financial	175,089	4,582,079
		41,862,313
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	637,645	135,780,126
Insurance - 1.8%
AFLAC, Inc.	213,661	7,766,577
Allstate Corp.	100,756	9,485,170
American International Group, Inc.	275,618	7,587,764
Aon PLC	74,748	15,420,512
Arthur J. Gallagher & Co.	61,778	6,522,521
Assurant, Inc.	19,315	2,343,103
Chubb Ltd.	144,969	16,833,800
Cincinnati Financial Corp.	48,212	3,759,090
Everest Re Group Ltd.	12,916	2,551,427
Globe Life, Inc.	31,573	2,522,683
Hartford Financial Services Group, Inc.	114,173	4,208,417
Lincoln National Corp.	58,408	1,829,923
Loews Corp.	76,751	2,667,097
Marsh & McLennan Companies, Inc.	162,930	18,688,071
MetLife, Inc.	248,694	9,243,956
Principal Financial Group, Inc.	82,450	3,320,262
Progressive Corp.	188,267	17,823,237
Prudential Financial, Inc.	127,330	8,088,002
The Travelers Companies, Inc.	81,071	8,771,071
Unum Group	65,915	1,109,349
W.R. Berkley Corp.	44,582	2,726,189
Willis Towers Watson PLC	41,352	8,635,125
		161,903,346

TOTAL FINANCIALS		866,906,756

HEALTH CARE - 14.2%
Biotechnology - 2.1%
AbbVie, Inc.	567,640	49,719,588
Alexion Pharmaceuticals, Inc. (a)	70,726	8,093,176
Amgen, Inc.	188,379	47,878,407
Biogen, Inc. (a)	50,884	14,434,773
Gilead Sciences, Inc.	403,126	25,473,532
Incyte Corp. (a)	59,974	5,382,067
Regeneron Pharmaceuticals, Inc. (a)	33,611	18,814,766
Vertex Pharmaceuticals, Inc. (a)	83,699	22,776,172
		192,572,481
Health Care Equipment & Supplies - 4.0%
Abbott Laboratories	569,463	61,974,658
Abiomed, Inc. (a)	14,542	4,029,007
Align Technology, Inc. (a)	23,020	7,535,827
Baxter International, Inc.	163,339	13,135,722
Becton, Dickinson & Co.	93,553	21,767,912
Boston Scientific Corp. (a)	459,311	17,550,273
Danaher Corp.	203,097	43,732,877
Dentsply Sirona, Inc.	69,563	3,041,990
DexCom, Inc. (a)	30,760	12,680,195
Edwards Lifesciences Corp. (a)	199,829	15,950,351
Hologic, Inc. (a)	83,525	5,551,907
IDEXX Laboratories, Inc. (a)	27,326	10,742,124
Intuitive Surgical, Inc. (a)	37,766	26,796,488
Medtronic PLC	432,270	44,921,498
ResMed, Inc.	46,541	7,978,524
STERIS PLC	27,181	4,789,020
Stryker Corp.	105,031	21,885,309
Teleflex, Inc.	15,017	5,112,087
The Cooper Companies, Inc.	15,735	5,304,583
Varian Medical Systems, Inc. (a)	29,379	5,053,188
West Pharmaceutical Services, Inc.	23,807	6,544,544
Zimmer Biomet Holdings, Inc.	66,421	9,042,555
		355,120,639
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	47,359	4,590,034
Anthem, Inc.	80,828	21,709,593
Cardinal Health, Inc.	94,452	4,434,521
Centene Corp. (a)	186,046	10,852,063
Cigna Corp.	118,480	20,071,697
CVS Health Corp.	420,512	24,557,901
DaVita HealthCare Partners, Inc. (a)	24,287	2,080,182
HCA Holdings, Inc.	84,641	10,553,040
Henry Schein, Inc. (a)	46,193	2,715,225
Humana, Inc.	42,532	17,603,569
Laboratory Corp. of America Holdings (a)	31,192	5,872,518
McKesson Corp.	52,080	7,756,274
Quest Diagnostics, Inc.	43,262	4,953,066
UnitedHealth Group, Inc.	305,691	95,305,283
Universal Health Services, Inc. Class B	25,100	2,686,202
		235,741,168
Health Care Technology - 0.1%
Cerner Corp.	98,444	7,116,517
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	98,917	9,984,682
Bio-Rad Laboratories, Inc. Class A (a)	6,914	3,563,890
Illumina, Inc. (a)	47,120	14,563,850
IQVIA Holdings, Inc. (a)	61,704	9,726,402
Mettler-Toledo International, Inc. (a)	7,698	7,434,344
PerkinElmer, Inc.	36,041	4,523,506
Thermo Fisher Scientific, Inc.	127,228	56,173,707
Waters Corp. (a)	19,741	3,862,919
		109,833,300
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	724,754	43,695,419
Catalent, Inc. (a)	52,948	4,535,526
Eli Lilly & Co.	255,340	37,795,427
Johnson & Johnson	847,115	126,118,481
Merck & Co., Inc.	813,571	67,485,714
Mylan NV (a)	167,283	2,480,807
Perrigo Co. PLC	44,108	2,024,998
Pfizer, Inc.	1,787,132	65,587,744
Zoetis, Inc. Class A	152,802	25,268,867
		374,992,983

TOTAL HEALTH CARE		1,275,377,088

INDUSTRIALS - 8.3%
Aerospace & Defense - 1.6%
General Dynamics Corp.	74,684	10,338,506
Harris Corp.	69,458	11,796,747
Howmet Aerospace, Inc.	126,568	2,116,217
Huntington Ingalls Industries, Inc.	13,018	1,832,284
Lockheed Martin Corp.	79,164	30,341,978
Northrop Grumman Corp.	49,868	15,732,855
Raytheon Technologies Corp.	491,079	28,256,686
Teledyne Technologies, Inc. (a)	11,866	3,680,952
Textron, Inc.	73,682	2,659,183
The Boeing Co.	170,585	28,190,877
TransDigm Group, Inc.	17,495	8,312,224
		143,258,509
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	43,549	4,450,272
Expeditors International of Washington, Inc.	54,120	4,898,942
FedEx Corp.	77,746	19,554,674
United Parcel Service, Inc. Class B	227,377	37,887,830
		66,791,718
Airlines - 0.2%
Alaska Air Group, Inc.	39,471	1,445,823
American Airlines Group, Inc. (b)	164,175	2,017,711
Delta Air Lines, Inc.	204,093	6,241,164
Southwest Airlines Co.	189,210	7,095,375
United Airlines Holdings, Inc. (a)	93,939	3,264,380
		20,064,453
Building Products - 0.5%
A.O. Smith Corp.	43,520	2,297,856
Allegion PLC	29,846	2,952,068
Carrier Global Corp.	261,302	7,980,163
Fortune Brands Home & Security, Inc.	44,465	3,847,112
Johnson Controls International PLC	239,863	9,798,404
Masco Corp.	84,265	4,645,529
Trane Technologies PLC	76,814	9,313,698
		40,834,830
Commercial Services & Supplies - 0.4%
Cintas Corp.	28,029	9,328,892
Copart, Inc. (a)	66,281	6,970,110
Republic Services, Inc.	67,324	6,284,695
Rollins, Inc.	47,487	2,573,321
Waste Management, Inc.	124,815	14,125,314
		39,282,332
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	42,095	3,905,153
Quanta Services, Inc.	44,549	2,354,860
		6,260,013
Electrical Equipment - 0.5%
AMETEK, Inc.	73,714	7,327,172
Eaton Corp. PLC	128,611	13,122,180
Emerson Electric Co.	191,971	12,587,538
Rockwell Automation, Inc.	37,276	8,226,068
		41,262,958
Industrial Conglomerates - 1.1%
3M Co.	185,228	29,669,821
General Electric Co.	2,824,552	17,596,959
Honeywell International, Inc.	225,564	37,130,090
Roper Technologies, Inc.	33,649	13,295,056
		97,691,926
Machinery - 1.6%
Caterpillar, Inc.	174,745	26,063,217
Cummins, Inc.	47,405	10,010,040
Deere & Co.	100,738	22,326,563
Dover Corp.	46,099	4,994,366
Flowserve Corp.	42,153	1,150,355
Fortive Corp.	108,702	8,284,179
IDEX Corp.	24,356	4,442,778
Illinois Tool Works, Inc.	92,626	17,896,269
Ingersoll Rand, Inc. (a)	119,649	4,259,504
Otis Worldwide Corp.	130,787	8,163,725
PACCAR, Inc.	111,227	9,485,439
Parker Hannifin Corp.	41,214	8,339,241
Pentair PLC	53,508	2,449,061
Snap-On, Inc.	17,575	2,585,810
Stanley Black & Decker, Inc.	51,497	8,352,813
Westinghouse Air Brake Co.	57,591	3,563,731
Xylem, Inc.	57,644	4,849,013
		147,216,104
Professional Services - 0.3%
Equifax, Inc.	38,943	6,110,157
IHS Markit Ltd.	120,316	9,446,009
Nielsen Holdings PLC	115,369	1,635,932
Robert Half International, Inc.	37,095	1,963,809
Verisk Analytics, Inc.	52,135	9,661,137
		28,817,044
Road & Rail - 1.1%
CSX Corp.	245,706	19,083,985
J.B. Hunt Transport Services, Inc.	26,881	3,397,221
Kansas City Southern	30,444	5,505,189
Norfolk Southern Corp.	81,918	17,529,633
Old Dominion Freight Lines, Inc.	31,054	5,618,290
Union Pacific Corp.	218,311	42,978,887
		94,113,205
Trading Companies & Distributors - 0.2%
Fastenal Co.	184,313	8,310,673
United Rentals, Inc. (a)	22,996	4,012,802
W.W. Grainger, Inc.	14,490	5,169,597
		17,493,072

TOTAL INDUSTRIALS		743,086,164

INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)(b)	17,653	3,652,935
Cisco Systems, Inc.	1,361,010	53,610,184
F5 Networks, Inc. (a)	19,705	2,419,183
Juniper Networks, Inc.	107,076	2,302,134
Motorola Solutions, Inc.	54,784	8,590,679
		70,575,115
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	95,558	10,346,065
CDW Corp.	46,040	5,503,161
Corning, Inc.	245,523	7,957,400
FLIR Systems, Inc.	42,342	1,517,961
IPG Photonics Corp. (a)	11,496	1,953,975
Keysight Technologies, Inc. (a)	59,875	5,914,453
TE Connectivity Ltd.	105,755	10,336,494
Zebra Technologies Corp. Class A (a)	17,174	4,335,748
		47,865,257
IT Services - 5.6%
Accenture PLC Class A	204,679	46,255,407
Akamai Technologies, Inc. (a)	52,490	5,802,245
Automatic Data Processing, Inc.	138,121	19,266,498
Broadridge Financial Solutions, Inc.	37,138	4,902,216
Cognizant Technology Solutions Corp. Class A	174,856	12,138,504
DXC Technology Co.	82,127	1,465,967
Fidelity National Information Services, Inc.	199,120	29,312,455
Fiserv, Inc. (a)	179,384	18,485,521
FleetCor Technologies, Inc. (a)	27,109	6,454,653
Gartner, Inc. (a)	28,854	3,605,307
Global Payments, Inc.	96,069	17,059,933
IBM Corp.	286,265	34,829,863
Jack Henry & Associates, Inc.	24,526	3,987,682
Leidos Holdings, Inc.	43,198	3,851,102
MasterCard, Inc. Class A	284,147	96,089,991
Paychex, Inc.	103,266	8,237,529
PayPal Holdings, Inc. (a)	377,329	74,345,133
The Western Union Co.	132,939	2,848,883
VeriSign, Inc. (a)	32,609	6,679,954
Visa, Inc. Class A (b)	542,349	108,453,530
		504,072,373
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. (a)	378,827	31,060,026
Analog Devices, Inc.	119,169	13,911,789
Applied Materials, Inc.	293,207	17,431,156
Broadcom, Inc.	129,328	47,116,777
Intel Corp.	1,367,755	70,822,354
KLA-Tencor Corp.	50,152	9,716,448
Lam Research Corp.	46,955	15,577,321
Maxim Integrated Products, Inc.	85,252	5,763,888
Microchip Technology, Inc.	81,477	8,372,577
Micron Technology, Inc. (a)	356,654	16,748,472
NVIDIA Corp.	198,429	107,393,743
Qorvo, Inc. (a)	36,874	4,757,115
Qualcomm, Inc.	362,773	42,691,127
Skyworks Solutions, Inc.	53,522	7,787,451
Teradyne, Inc.	53,573	4,256,911
Texas Instruments, Inc.	294,574	42,062,221
Xilinx, Inc.	78,275	8,159,386
		453,628,762
Software - 9.2%
Adobe, Inc. (a)	154,262	75,654,713
ANSYS, Inc. (a)	27,545	9,013,550
Autodesk, Inc. (a)	70,476	16,280,661
Cadence Design Systems, Inc. (a)	89,476	9,540,826
Citrix Systems, Inc.	39,863	5,489,534
Fortinet, Inc. (a)	43,053	5,072,074
Intuit, Inc.	84,184	27,461,663
Microsoft Corp. (b)	2,434,342	512,015,153
Nortonlifelock, Inc.	190,692	3,974,021
Oracle Corp.	621,720	37,116,684
Paycom Software, Inc. (a)	15,798	4,917,917
Salesforce.com, Inc. (a)	292,659	73,551,060
ServiceNow, Inc. (a)	61,659	29,904,615
Synopsys, Inc. (a)	48,700	10,420,826
Tyler Technologies, Inc. (a)	12,980	4,524,309
		824,937,606
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	5,171,219	598,878,864
Hewlett Packard Enterprise Co.	415,706	3,895,165
HP, Inc.	443,281	8,417,906
NetApp, Inc.	71,554	3,136,927
Seagate Technology LLC	71,960	3,545,469
Western Digital Corp.	97,604	3,567,426
Xerox Holdings Corp.	57,530	1,079,838
		622,521,595

TOTAL INFORMATION TECHNOLOGY		2,523,600,708

MATERIALS - 2.6%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	71,039	21,159,677
Albemarle Corp. U.S.	34,400	3,071,232
Celanese Corp. Class A	38,224	4,107,169
CF Industries Holdings, Inc.	68,901	2,115,950
Corteva, Inc.	240,353	6,924,570
Dow, Inc.	238,036	11,199,594
DuPont de Nemours, Inc.	236,597	13,126,402
Eastman Chemical Co.	42,964	3,356,348
Ecolab, Inc.	79,850	15,957,224
FMC Corp.	41,540	4,399,501
International Flavors & Fragrances, Inc. (b)	34,204	4,188,280
Linde PLC	168,998	40,243,494
LyondellBasell Industries NV Class A	82,411	5,809,151
PPG Industries, Inc.	75,765	9,249,391
Sherwin-Williams Co.	26,432	18,416,232
The Mosaic Co.	111,033	2,028,573
		165,352,788
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	19,907	4,685,312
Vulcan Materials Co.	42,502	5,760,721
		10,446,033
Containers & Packaging - 0.4%
Amcor PLC	505,753	5,588,571
Avery Dennison Corp.	26,958	3,446,311
Ball Corp.	105,037	8,730,675
International Paper Co.	125,567	5,090,486
Packaging Corp. of America	30,689	3,346,635
Sealed Air Corp.	50,164	1,946,865
WestRock Co.	83,546	2,902,388
		31,051,931
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	465,633	7,282,500
Newmont Corp.	259,109	16,440,466
Nucor Corp.	97,425	4,370,486
		28,093,452

TOTAL MATERIALS		234,944,204

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	37,823	6,051,680
American Tower Corp.	142,670	34,487,619
Apartment Investment & Management Co. Class A	48,217	1,625,877
AvalonBay Communities, Inc.	45,120	6,738,221
Boston Properties, Inc.	45,594	3,661,198
Crown Castle International Corp.	134,951	22,469,342
Digital Realty Trust, Inc.	86,790	12,737,300
Duke Realty Corp.	119,199	4,398,443
Equinix, Inc.	28,488	21,654,583
Equity Residential (SBI)	110,350	5,664,266
Essex Property Trust, Inc.	21,003	4,217,192
Extra Space Storage, Inc.	41,348	4,423,823
Federal Realty Investment Trust (SBI)	22,100	1,623,024
Healthpeak Properties, Inc.	171,890	4,666,814
Host Hotels & Resorts, Inc.	227,178	2,451,251
Iron Mountain, Inc. (b)	93,164	2,495,864
Kimco Realty Corp.	140,071	1,577,199
Mid-America Apartment Communities, Inc.	36,521	4,234,610
Prologis (REIT), Inc.	237,612	23,908,519
Public Storage	48,923	10,896,131
Realty Income Corp.	111,085	6,748,414
Regency Centers Corp.	50,719	1,928,336
SBA Communications Corp. Class A	35,976	11,457,636
Simon Property Group, Inc.	98,042	6,341,357
SL Green Realty Corp.	23,504	1,089,880
UDR, Inc.	95,472	3,113,342
Ventas, Inc.	119,693	5,022,318
Vornado Realty Trust	50,348	1,697,231
Welltower, Inc.	134,621	7,416,271
Weyerhaeuser Co.	239,517	6,831,025
		231,628,766
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	107,235	5,036,828

TOTAL REAL ESTATE		236,665,594

UTILITIES - 3.0%
Electric Utilities - 1.8%
Alliant Energy Corp.	79,598	4,111,237
American Electric Power Co., Inc.	159,310	13,020,406
Duke Energy Corp.	236,964	20,985,532
Edison International	121,231	6,163,384
Entergy Corp.	64,042	6,310,058
Evergy, Inc.	73,364	3,728,358
Eversource Energy	110,372	9,221,581
Exelon Corp.	313,964	11,227,353
FirstEnergy Corp.	172,714	4,958,619
NextEra Energy, Inc.	157,591	43,740,958
NRG Energy, Inc.	78,780	2,421,697
Pinnacle West Capital Corp.	36,416	2,714,813
PPL Corp.	246,305	6,701,959
Southern Co.	340,325	18,452,422
Xcel Energy, Inc.	169,004	11,662,966
		165,421,343
Gas Utilities - 0.1%
Atmos Energy Corp.	39,834	3,807,732
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	212,959	3,856,687
Multi-Utilities - 0.9%
Ameren Corp.	79,344	6,274,524
CenterPoint Energy, Inc.	176,232	3,410,089
CMS Energy Corp.	91,721	5,632,587
Consolidated Edison, Inc.	107,303	8,348,173
Dominion Energy, Inc.	270,865	21,379,374
DTE Energy Co.	61,811	7,110,737
NiSource, Inc.	123,863	2,724,986
Public Service Enterprise Group, Inc.	162,474	8,921,447
Sempra Energy	93,236	11,035,413
WEC Energy Group, Inc.	101,556	9,840,776
		84,678,106
Water Utilities - 0.1%
American Water Works Co., Inc.	58,477	8,472,148

TOTAL UTILITIES		266,236,016

TOTAL COMMON STOCKS
(Cost $3,406,883,326)		8,964,378,687

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.10% (c)	31,964,050	31,970,442
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	35,215,680	35,219,201
TOTAL MONEY MARKET FUNDS
(Cost $67,186,966)		67,189,643
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $3,474,070,292)		9,031,568,330
NET OTHER ASSETS (LIABILITIES) - (0.3)%(e)		(26,664,184)
NET ASSETS - 100%		$9,004,904,146

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	244	Dec. 2020	$40,894,400	$354,313	$354,313

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $3,192,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$145,704
Fidelity Securities Lending Cash Central Fund	175,396
Total	$321,100

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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